Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Events (Textual)
Repayments of short term bank loans		$ 5,562,637	$ 7,309,428	$ 4,871,021
Repayments of notes payable		36,011,645	39,629,404	20,342,692
Proceeds from short term bank loans		4,505,958	5,947,885	7,002,823
Proceeds from notes payable		35,251,206	33,213,599	31,239,350
Proceeds from long term bank loans		$ 1,432,955	$ 5,631,163	$ 1,048,749
Subsequent Events [Member]
Subsequent Events (Textual)
Repayments of short term bank loans	$ 7,200,000
Repayments of notes payable	900,000
Proceeds from short term bank loans	7,500,000
Proceeds from notes payable	500,000
Proceeds from long term bank loans	$ 5,700,000